Going Concern (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Going Concern [Line Items]
Accumulated deficit	$ (56,186,814)			$ (8,659,471)				$ (630,935)
Stockholders' deficit	$ 29,919,219	$ (15,638,288)	$ (11,840,060)	(8,513,101)	$ (4,559,033)	$ (2,618,613)	$ (1,485,176)	(630,192)
Surfside Acquisition Inc.
Going Concern [Line Items]
Accumulated deficit		(178,798)		(154,761)				(109,951)
Stockholders' deficit		$ (178,298)	$ (165,524)	$ (154,261)		$ (132,203)	$ (120,742)	$ (109,451)	$ (61,826)